SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
Operating lease expense	$ 1,219,454	$ 1,218,482	$ 1,218,366
Amortization of right-of-use assets	38,116	41,112	41,104
Interest of lease liabilities	7,536	6,721	8,685
Total finance lease expense	$ 45,652	$ 47,833	$ 49,789